UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,058.10	0.80%	$4.08
Class B	1,000.00	1,059.00	0.81%	4.14
Class C	1,000.00	1,055.10	1.56%	7.95
Institutional Class	1,000.00	1,060.00	0.56%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,020.78	0.81%	4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,042.20	0.75%	$3.80
Class B	1,000.00	1,042.20	0.75%	3.80
Class C	1,000.00	1,037.80	1.60%	8.08
Institutional Class	1,000.00	1,042.70	0.60%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,021.08	0.75%	3.76
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,074.60	0.85%	$4.37
Class B	1,000.00	1,073.40	0.85%	4.37
Class C	1,000.00	1,070.50	1.60%	8.21
Institutional Class	1,000.00	1,075.40	0.60%	3.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,020.58	0.85%	4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state allocations

Delaware Tax-Free USA Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.88%
Corporate Revenue Bonds	12.37%
Education Revenue Bonds	11.63%
Electric Revenue Bonds	3.73%
Healthcare Revenue Bonds	12.34%
Housing Revenue Bonds	1.18%
Lease Revenue Bonds	2.68%
Local General Obligation Bonds	5.30%
Pre-Refunded / Escrowed to Maturity Bonds	4.83%
Special Tax Revenue Bonds	16.92%
State General Obligation Bonds	10.19%
Transportation Revenue Bonds	11.93%
Water & Sewer Revenue Bonds	5.78%
Short-Term Investments	0.57%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alaska	1.70%
Arizona	1.25%
California	10.23%
Colorado	1.72%
Connecticut	0.63%
Florida	1.50%
Georgia	3.68%
Guam	0.26%
Idaho	0.01%
Illinois	3.56%
Indiana	1.24%
Kansas	0.40%
Louisiana	1.13%
Maryland	1.58%
Massachusetts	3.84%
Minnesota	1.85%
Mississippi	0.25%
Missouri	6.01%
Nevada	0.23%

State / territory	Percentage of net assets
New Jersey	10.71%
New York	18.73%
North Carolina	3.47%
North Dakota	0.29%
Ohio	3.02%
Oklahoma	3.13%
Oregon	0.29%
Pennsylvania	2.56%
Texas	9.14%
U.S. Virgin Islands	0.29%
Utah	0.25%
Virginia	3.25%
Washington	1.96%
West Virginia	0.63%
Wisconsin	0.66%
Total	99.45%

Security type / sector / state allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.66%
Corporate Revenue Bonds	10.90%
Education Revenue Bonds	6.96%
Electric Revenue Bonds	2.70%
Healthcare Revenue Bonds	8.26%
Housing Revenue Bonds	0.24%
Lease Revenue Bonds	3.82%
Local General Obligation Bonds	6.88%
Pre-Refunded / Escrowed to Maturity Bonds	4.76%
Resource Recovery Revenue Bonds	0.12%
Special Tax Revenue Bonds	14.54%
State General Obligation Bonds	18.52%
Transportation Revenue Bonds	16.09%
Water & Sewer Revenue Bonds	4.87%
Short-Term Investments	1.37%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alaska	1.01%
Arizona	3.23%
California	13.81%
Colorado	0.13%
Connecticut	1.05%
Delaware	0.82%
Florida	0.62%
Georgia	3.26%
Guam	0.40%
Hawaii	1.17%
Idaho	0.94%
Illinois	3.16%
Indiana	0.11%
Iowa	0.26%
Kansas	0.29%
Louisiana	3.26%
Maryland	2.30%
Massachusetts	1.56%

State / territory	Percentage of net assets
Michigan	0.59%
Minnesota	7.95%
Mississippi	0.73%
Missouri	1.15%
New Jersey	5.90%
New York	16.85%
North Carolina	2.16%
North Dakota	0.24%
Ohio	1.69%
Oregon	1.57%
Pennsylvania	3.67%
Puerto Rico	0.40%
Tennessee	0.83%
Texas	9.12%
U.S. Virgin Islands	0.24%
Virginia	7.55%
Washington	0.76%
Wisconsin	0.90%
Wyoming	0.35%
Total	100.03%

Security type / sector / state allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.70%
Corporate Revenue Bonds	19.64%
Education Revenue Bonds	18.65%
Healthcare Revenue Bonds	25.82%
Housing Revenue Bonds	1.14%
Lease Revenue Bonds	5.31%
Local General Obligation Bonds	2.13%
Pre-Refunded Bonds	0.65%
Resource Recovery Revenue Bonds	0.86%
Special Tax Revenue Bonds	9.30%
State General Obligation Bonds	2.20%
Transportation Revenue Bonds	8.36%
Water & Sewer Revenue Bonds	3.64%
Total Value of Securities	97.70%
Receivables and Other Assets Net of Liabilities	2.30%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	2.50%
Alaska	0.36%
Arizona	3.21%
California	13.67%
Colorado	1.54%
District of Columbia	1.16%
Florida	3.36%
Georgia	1.55%
Hawaii	2.19%
Idaho	1.34%
Illinois	4.26%
Indiana	1.50%
Iowa	0.83%
Kansas	0.61%
Kentucky	0.20%
Louisiana	2.26%
Maine	0.35%
Maryland	3.41%
Massachusetts	0.55%
Michigan	1.59%

State / territory	Percentage of net assets
Minnesota	4.31%
Missouri	1.32%
Nevada	0.07%
New Hampshire	0.28%
New Jersey	5.90%
New York	11.15%
North Carolina	0.93%
North Dakota	0.48%
Ohio	3.82%
Oklahoma	0.37%
Oregon	0.58%
Pennsylvania	6.31%
South Carolina	0.18%
Tennessee	0.47%
Texas	7.49%
Utah	0.40%
Vermont	0.20%
Virginia	2.78%
Washington	0.61%
West Virginia	1.18%
Wisconsin	2.04%
Wyoming	0.39%
Total	97.70%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.88%

Corporate Revenue Bonds – 12.37%
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	3,000,000	$2,487,120
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	1,644,385
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	6,875,000	5,665,550
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,194,562
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28	6,000,000	6,868,980
6.25% 6/1/24	6,810,000	7,547,864
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,036,770
Maryland Economic Development Corporation Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,569,771
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,255,238
Series A 7.00% 11/1/34	1,000,000	1,317,900
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	1,760,000	1,757,835
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,365,000
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	2,000,000	2,193,420
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,075,560
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,323,278
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,883,775
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,828,100

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	$1,980,236
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	7,265,000	5,585,841
Valdez, Alaska Marine (BP Pipelines Project) Series B 5.00% 1/1/21	3,455,000	4,045,909
Series C 5.00% 1/1/21	1,880,000	2,201,536
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	1,890,271

		68,718,901

Education Revenue Bonds – 11.63%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	5,406,407
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	5,145,000	4,986,328
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,469,050
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,394,399
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	1,907,850
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,227,762
Massachusetts Development Finance Agency (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,719,450
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29	5,000,000	5,695,400
Series A 5.50% 11/15/36	4,515,000	5,110,935
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,518,550
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,528,947

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	$5,783,880
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,360,000	1,382,698
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,361,456
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,649,805
St. Louis, Missouri Industrial Development Authority Revenue (Confluence Academy Project) Series A 5.25% 6/15/25	1,150,000	1,062,083
Series A 5.35% 6/15/32	2,300,000	1,994,721
University of Pittsburgh (Capital Project) Series B 5.00% 9/15/28	2,090,000	2,367,552

		64,567,273

Electric Revenue Bonds – 3.73%
California State Department of Water Resources Series L 5.00% 5/1/20	5,000,000	6,045,350
City Public Service Board of San Antonio, Texas 5.00% 2/1/22	5,040,000	6,056,921
5.25% 2/1/24	7,000,000	8,596,630

		20,698,901

Healthcare Revenue Bonds – 12.34%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,120,280
Brevard County, Florida Health Facilities Authority Health Care Revenue (Health First Inc. Project) 7.00% 4/1/39	4,065,000	4,495,402
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,500,000	2,919,325
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/42	2,000,000	2,071,240
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,365,510
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,040,000	2,024,965
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,279,916

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	$1,904,663
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,708,375
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,310,800
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,210,840
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,461,385
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,938,226
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,135,824
New York State Dormitory Authority Revenue Non State Supported Debt (North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,185,250
(Orange Regional Medical Center) 6.25% 12/1/37	2,250,000	2,222,325
6.50% 12/1/21	2,745,000	2,905,281
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,573,225
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,241,222
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,174,560
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	2,652,690
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,618,400
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,445,810

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	$2,023,380
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,016,620
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	3,521,383
Wisconsin Health & Educational Facilities Authority Revenue (Sauk-Prairie Memorial Hospital Inc.) Series A 5.125% 2/1/38	1,085,000	983,683

		68,510,580

Housing Revenue Bonds – 1.18%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project’s) Senior Series A 6.40% 8/15/45	4,705,000	4,926,888
Williston, North Dakota (Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,635,131

		6,562,019

Lease Revenue Bonds – 2.68%
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,890,000	3,379,450
Series GG 5.75% 9/1/23	1,000,000	1,180,610
Series NN 5.00% 3/1/20	3,500,000	4,114,880
New York City, New York Industrial Development Agency Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,692,869
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II) 5.75% 10/1/31 (AMT)	2,245,000	2,107,875
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 AMBAC^	3,035,000	2,423,903

		14,899,587

Local General Obligation Bonds – 5.30%
Fairfax County, Virginia (Public Improvement) Series A 5.00% 10/1/19	9,000,000	10,881,900
Georgetown, Texas Independent School District (School Building) 5.00% 8/15/24 (PSF)	1,430,000	1,659,987
5.00% 8/15/26 (PSF)	1,000,000	1,148,940

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
New York City, New York Series A 5.00% 8/1/19	2,690,000	$3,208,578
Series I-1 5.375% 4/1/36	5,000,000	5,618,950
Subseries D-1 5.00% 10/1/36	6,500,000	6,937,060

		29,455,415

Pre-Refunded / Escrowed to Maturity Bonds – 4.83%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	240,000	254,494
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,212,750
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project) Series A 5.25% 12/1/19-14	1,435,000	1,454,042
Series A 5.625% 12/1/28-14	2,365,000	2,398,678
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19	1,435,000	1,892,162
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,394,171
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	1,390,000	1,621,755
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	505,000	572,074

		26,800,126

Special Tax Revenue Bonds – 16.92%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,049,379
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,749,020
Denver, Colorado Convention Center Hotel Authority Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,313,182
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATL-RE)	380,000	381,919
Guam Government Business Privilege Tax Revenue Series B-1 5.00% 1/1/42	1,425,000	1,436,400

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts No.T-18 5.30% 9/1/35	1,660,000	$1,277,353
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,202,292
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	415,000	417,112
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,832,230
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,461,301
Nampa Development Corporation, Idaho Revenue (Liberty Square Project) 144A 5.00% 9/1/31 #	50,000	50,902
New Jersey Economic Development Authority Revenue 5.00% 6/15/25	3,000,000	3,230,550
5.00% 6/15/28	2,695,000	2,849,397
New Jersey Transportation Trust Fund Authority Series AA 5.00% 6/15/19	2,660,000	3,138,853
Series B 5.00% 6/15/21	3,235,000	3,793,296
Series B 5.50% 6/15/31	10,000,000	11,219,500
(Transportation Program) Series AA 5.00% 6/15/44	2,280,000	2,382,440
(Transportation System) Series A 5.00% 6/15/42	720,000	749,966
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,161,360
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011 Series A-1 5.00% 11/1/42	10,000,000	10,732,900
Series C 5.25% 11/1/25	6,000,000	7,061,640
Series D 5.00% 2/1/26	3,000,000	3,386,070
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,029,000
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,715,200
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,118,900

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	3,255,000	$2,239,473

		93,979,635

State General Obligation Bonds – 10.19%
California State 5.25% 11/1/40	3,795,000	4,120,042
Various Purposes 5.00% 9/1/22	2,180,000	2,630,889
5.00% 11/1/43	5,000,000	5,317,100
6.00% 4/1/38	4,060,000	4,727,911
6.50% 4/1/33	2,570,000	3,143,187
Georgia State Series I 5.00% 7/1/21	5,000,000	6,088,200
Minnesota State (Various Purposes) Series F 5.00% 10/1/20	5,000,000	6,067,200
New Jersey State (Various Purposes) Series Q 5.00% 8/15/19	2,190,000	2,631,789
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,800,441
Washington State (Various Purposes) Series R-C 5.00% 7/1/21	7,500,000	9,035,100

		56,561,859

Transportation Revenue Bonds – 11.93%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	5,470,787
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,225,575
New Jersey Transportation Trust Fund Authority (Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,684,200
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,149,106
North Texas Tollway Authority Revenue (First Tier) Series A 6.00% 1/1/24	3,345,000	3,802,061
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,009,178
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	4,735,000	5,167,590
6.50% 12/1/28	5,500,000	5,752,615

Schedules of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	$6,800,188
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure) 7.00% 6/30/40	5,715,000	6,470,694
7.50% 6/30/33	1,560,000	1,807,104
(Mobility Partners) 6.75% 6/30/43 (AMT)	2,490,000	2,727,720
6.875% 12/31/39	5,500,000	6,126,450
7.00% 12/31/38 (AMT)	1,830,000	2,045,519

		66,238,787

Water & Sewer Revenue Bonds – 5.78%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,315,705
Massachusetts Water Pollution Abatement Trust (State Revolving Fund) Subseries 17A 5.00% 2/1/21	3,980,000	4,807,243
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,500,280
(Second Generation Fiscal 2014) Series BB 5.00% 6/15/46	10,000,000	10,621,800
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,851,350

		32,096,378

Total Municipal Bonds (cost $511,022,679)		549,089,461

Short-Term Investments – 0.57%

Variable Rate Demand Notes – 0.57%¤
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) 0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)•	1,250,000	1,250,000
(Allina Health System) 0.03% 11/15/35 (LOC - JP Morgan Chase Bank, N.A.)	500,000	500,000
Mississippi Business Finance (Chevron USA Inc.) 0.01% 11/1/35 •	1,400,000	1,400,000

Total Short-Term Investments (cost $3,150,000)		3,150,000

(Unaudited)

Total Value of Securities – 99.45% (cost $514,172,679)	$552,239,461

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $50,902 which represented 0.01% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.66%

Corporate Revenue Bonds – 10.90%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$2,409,278
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,617,052
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 4.50% 6/1/27	11,870,000	10,365,240
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,972,942
Illinois Railsplitter Tobacco Settlement Authority 5.25% 6/1/20	7,160,000	8,384,002
6.25% 6/1/24	7,500,000	8,312,625
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	828,210
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,030,640
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,564,600
Maryland Economic Development Corporation Pollution Control Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,045,741
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,108,997
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,556,835
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) 4.875% 9/15/19 (AMT)	3,530,000	3,525,658
Series B 5.625% 11/15/30 (AMT)	1,890,000	1,890,000
Nez Perce County, Idaho Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	850,000	850,179
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy) Series A 5.70% 8/1/20	4,320,000	4,841,381
Series C 5.625% 6/1/18	3,370,000	3,746,631

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	$3,458,151
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 4.50% 6/1/23	3,750,000	3,642,413
Valdez, Alaska Marine (BP Pipelines Project) Series B 5.00% 1/1/21	6,675,000	7,816,625

		83,967,200

Education Revenue Bonds – 6.96%
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	886,090
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	650,000	657,260
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,521,889
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	720,000	733,572
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,184,513
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,781,750
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	970,000	993,833
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,969,631
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,680,190
Nassau County, New York Industrial Development Agency Civic Facility Revenue (New York Institute of Technology Project) Series A 4.75% 3/1/26	60,000	61,973

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$3,500,954
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,196,191
(Non State Supported Debt - St. Joseph’s College) 5.25% 7/1/25	980,000	1,021,964
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	336,082
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,949,504
Private Colleges & Universities Authority, Georgia Revenue (Mercer University Project) Series A 5.25% 10/1/27	2,020,000	2,168,106
Series C 5.25% 10/1/23	600,000	671,760
Series C 5.25% 10/1/27	2,100,000	2,245,845
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,908,625
University of Minnesota Series A 5.00% 12/1/17	5,040,000	5,869,634
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,855,682
University of Texas, Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,420,479

		53,615,527

Electric Revenue Bonds – 2.70%
California State Department Water Resources Power Supply Revenue Series L 5.00% 5/1/19	6,000,000	7,210,320
Series N 5.00% 5/1/21	3,580,000	4,386,252
City Public Service Board of San Antonio, Texas 5.00% 2/1/23	5,000,000	5,992,000
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,011,460
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,234,220

		20,834,252

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 8.26%
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	$5,046,236
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,627,392
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,307,036
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	677,934
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,746,460
Laramie County, Wyoming Hospital Revenue (Cheyenne Regional Medical Center Project) 5.00% 5/1/23	1,000,000	1,102,860
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,365,446
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project) 5.00% 8/1/16	4,720,000	5,052,524
5.00% 8/1/18	2,500,000	2,740,225
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) Series A 5.00% 7/1/22	650,000	732,004
Series A 5.00% 7/1/23	145,000	160,833
New York State Dormitory Authority Revenue Non State Supported Debt (Memorial Sloan-Kettering Cancer Center) Series 1 4.00% 7/1/21	1,600,000	1,794,816
Series 1 5.00% 7/1/21	570,000	682,985
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,454,560
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,116,780
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	775,507
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.00% 1/1/17	2,000,000	2,246,660
Series A 5.00% 1/1/18	1,000,000	1,154,260

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue (Peacehealth Project) Series A 5.00% 11/15/29	500,000	$544,625
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	736,029
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic) Series A 4.00% 11/15/30 •	3,800,000	4,270,402
Series C 4.50% 11/15/38 •	2,540,000	2,925,089
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	2,289,295
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,867,393
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,238,940
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,032,950

		63,689,241

Housing Revenue Bonds – 0.24%
Williston City, North Dakota (Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,889,344

		1,889,344

Lease Revenue Bonds – 3.82%
California Statewide Communities Development Authority Revenue (California Statewide Inland Regulatory Control Project) 5.25% 12/1/27	3,605,000	3,755,256
(Lancer Plaza Project) 5.125% 11/1/23	875,000	879,909
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,282,636
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/22	375,000	440,254
5.00% 9/1/22	1,100,000	1,294,667
5.00% 3/1/23	2,395,000	2,797,887
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	3,788,869
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,905,860

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
New York City Industrial Development Agency (Senior Trips) Series A 5.00% 7/1/22 (AMT)	735,000	$785,046
New York State Dormitory Authority Revenue (Third General Resolution - State University Educational Facilities) Series A 5.00% 5/15/23	2,170,000	2,539,030
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II) 5.00% 10/1/23 (AMT)	3,045,000	2,882,549
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,925,000	4,093,304

		29,445,267

Local General Obligation Bonds – 6.88%
Chesterfield County, Virginia Series B 5.00% 1/1/19	3,255,000	3,878,170
Series B 5.00% 1/1/22	4,070,000	4,947,044
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,089,902
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,531,365
Dallas, Texas 5.125% 2/15/15	3,000,000	3,144,090
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,361,180
Henrico County, Virginia Public Improvement 5.00% 7/15/19	4,000,000	4,820,560
5.00% 7/15/20	5,615,000	6,806,447
Houston, Texas Public Improvement Series A 5.25% 3/1/28	5,000,000	5,660,100
New York City, New York Series A-1 5.00% 8/1/19	3,500,000	3,979,640
Series E 5.00% 8/1/23	3,685,000	4,365,288
Series G 5.25% 8/1/15	35,000	35,160
Series I 5.00% 8/1/21	995,000	1,014,582
Subseries D-1 5.00% 10/1/30	4,000,000	4,367,600

		53,001,128

Pre-Refunded / Escrowed to Maturity Bonds – 4.76%
California State Economic Recovery Series A 5.25% 7/1/14	225,000	228,944
Casa Grande, Arizona Tax Revenue 5.00% 4/1/22-14 (AMBAC)	1,600,000	1,607,200
Fairfax County, Virginia Public Improvement Revenue (State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	11,702,900

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded / Escrowed to Maturity Bonds (continued)
Maryland State & Local Facilities Loan Capital Improvement First Series 5.00% 3/15/19-17	3,675,000	$4,181,746
Second Series 5.00% 8/1/17-16	1,500,000	1,670,340
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami) Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,511,225
Minnesota State 5.00% 6/1/14	755,000	764,573
New York City, New York Series I 5.00% 8/1/21-14	5,000	5,104
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,016,850
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,035,440
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22-14	1,785,000	1,838,264
Virginia Commonwealth Transportation Board Transportation Revenue (U.S. Route 58 Corridor Development) Series B 4.75% 5/15/21-14	7,460,000	7,534,451
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24-14	1,550,000	1,594,671

		36,691,708

Resource Recovery Revenue Bonds – 0.12%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	950,000	967,917

		967,917

Special Tax Revenue Bonds – 14.54%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	800,000	800,272
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,047,580
California State Economic Recovery Series A 5.25% 7/1/14	775,000	788,671

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
California State Economic Recovery Series A 5.25% 7/1/21	2,740,000	$3,281,890
Dallas, Texas Convention Center Hotel Development Revenue Series A 5.00% 1/1/24	3,420,000	3,696,336
Series A 5.25% 1/1/23	5,375,000	5,914,757
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	6,705,468
Guam Government Limited Obligation Revenue (Section 30) Series A 5.375% 12/1/24	1,750,000	1,859,357
Series A 5.625% 12/1/29	1,125,000	1,194,052
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,396,035
Missouri State Highways & Transportation Commission State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,203,374
New Jersey State Economic Development Authority Revenue 5.00% 6/15/20	210,000	241,059
5.00% 6/15/22	1,750,000	1,982,663
5.00% 6/15/23	1,250,000	1,393,538
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	5,038,916
New Jersey State Transportation Trust Fund Authority Series AA 5.00% 6/15/20	5,000,000	5,906,050
Series B 5.50% 6/15/31	7,310,000	8,201,455
New York City, New York Transitional Finance Authority Future Tax Secured 5.00% 11/1/23	2,865,000	3,443,329
Subseries A-1 5.00% 11/1/20	2,860,000	3,438,978
Subseries C 5.00% 11/1/27	4,150,000	4,823,587
Subseries E-1 5.00% 2/1/26	4,020,000	4,582,438
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/17	8,615,000	9,830,060
Series A 5.00% 4/1/20	3,360,000	4,052,496
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,684,510
(State Personal Income Tax) Series A 5.00% 3/15/19	5,190,000	6,168,367

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	$1,000,350
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series A 5.10% 11/1/19 @	250,000	252,860
Series B 5.375% 11/1/23 @	945,000	947,561
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,935,518
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	3,260,000	2,242,913

		112,054,440

State General Obligation Bonds – 18.52%
California State 5.00% 2/1/20	4,250,000	5,080,152
California State Various Purposes 5.00% 10/1/18	5,000,000	5,927,350
5.00% 11/1/19	11,745,000	14,113,546
5.00% 9/1/22	1,655,000	1,997,304
5.25% 9/1/28	7,750,000	8,913,352
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,301,840
Georgia State Series B 5.00% 7/1/17	4,810,000	5,530,682
Series I 5.00% 7/1/21	5,410,000	6,587,432
Hawaii State Series EH 5.00% 8/1/19	7,500,000	8,992,275
Louisiana State Series A 5.00% 8/1/21	6,655,000	8,036,844
Maryland State & Local Facilities Loan Capital Improvement Series B 5.00% 3/1/18	1,930,000	2,259,625
Massachusetts State Consolidated Loan Series A 5.00% 4/1/19	3,300,000	3,939,243
Minnesota State (Unrefunded) 5.00% 6/1/14	145,000	146,842
(Various Purpose) Series A 5.00% 8/1/19	2,020,000	2,433,716
(Various Purposes) Series F 5.00% 10/1/22	8,000,000	9,750,000

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Mississippi State Series A 5.00% 10/1/17	4,860,000	$5,622,388
New Jersey State Series Q 5.00% 8/15/19	7,220,000	8,676,491
New York State Series A 5.00% 2/15/28	5,000,000	5,765,700
North Carolina State Series A 5.00% 3/1/17	3,000,000	3,412,170
Series B 5.00% 4/1/15	4,000,000	4,212,880
North Carolina State Public Improvement Series A 5.00% 3/1/15	1,200,000	1,259,016
Series A 5.00% 5/1/22	2,625,000	3,130,470
Oregon State Series L 5.00% 5/1/26	6,000,000	6,842,100
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,765,198
Virginia State Series B 5.00% 6/1/23	2,000,000	2,289,520
Series D 5.00% 6/1/19	5,715,000	6,871,145
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,720,518
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,110,710

		142,688,509

Transportation Revenue Bonds – 16.09%
Alameda, California Corridor Transportation Authority Revenue (Senior Lien) Series A 5.00% 10/1/21	2,290,000	2,711,383
Bay Area, California Toll Authority Toll Bridge Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34	1,665,000	1,812,969
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,237,760
Chicago, Illinois O’Hare International Airport Revenue General-Airport-Third Lien Series C 5.25% 1/1/28	2,150,000	2,305,423
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/22	680,000	743,893
Series A 5.00% 11/1/23	750,000	825,277
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,293,348
Houston, Texas Airports Commission Revenue Series B 5.00% 7/1/25	1,000,000	1,119,000

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Houston, Texas Airports Commission Revenue Series B 5.00% 7/1/26	3,000,000	$3,323,850
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation) Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,153,466
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	2,600,000	2,979,418
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,668,747
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,642,163
Metropolitan, New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28	2,860,000	3,411,751
Series A 5.00% 11/15/18	2,500,000	2,951,100
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,516,600
New Jersey State Turnpike Authority Revenue Series B 5.00% 1/1/21	1,000,000	1,181,440
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	7,265,000	8,521,918
Series J 5.00% 1/1/27	5,705,000	6,460,285
North Texas Tollway Authority Revenue (First Tier) Series A 6.00% 1/1/20	3,925,000	4,517,557
Series E-3 5.75% 1/1/38 •	3,750,000	4,075,988
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,151,060
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,275,842
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	7,500,000	8,371,575
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,681,219
Sacramento County, California Airport System Revenue 5.00% 7/1/24	1,425,000	1,584,956
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,285,569
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25	2,000,000	2,278,280

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	$4,449,740
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,199,200
(Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,191,638
7.50% 12/31/31	3,765,000	4,326,512
Triborough, New York Bridge & Tunnel Authority Revenue Series A 5.00% 11/15/17	1,720,000	1,992,551
Virginia Commonwealth Transportation Board 5.00% 3/15/24	6,500,000	7,725,965

		123,967,443

Water & Sewer Revenue Bonds – 4.87%
Arizona State Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/20	1,500,000	1,811,805
Series A 5.00% 10/1/21	2,430,000	2,810,514
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25	2,925,000	3,538,255
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,401,070
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,418,552
New York City, New York Municipal Water Finance Authority Water & Sewer System 5.00% 6/15/21 (AMBAC)	1,180,000	1,224,085
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,618,420
Series D 5.00% 9/15/23	3,360,000	3,801,067
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,703,720
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,675,175

Schedules of investments

Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public Utilities Commission
Series A 5.00% 11/1/27	7,430,000	$8,508,316

		37,510,979

Total Municipal Bonds (cost $718,064,350)		760,322,955

Short-Term Investments – 1.37%

Variable Rate Demand Notes – 1.37%¤
Arizona Health Facilities Authority (Health Care - Southwest Health) 0.04% 12/1/24 (LOC - JPMorgan Chase Bank, N.A.)•	300,000	300,000
Lancaster County, Pennsylvania Hospital Authority Revenue (Masonic Homes Project) 0.01% 7/1/34 (LOC - JP Morgan Chase Bank N.A.)•	1,500,000	1,500,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank, N.A.)•	1,845,000	1,845,000
Series B-2 0.03% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	3,650,000	3,650,000
New York, New York 0.02% 8/1/21 (LOC - JPMorgan Chase Bank, N.A.)•	1,500,000	1,500,000
Pitkin County, Colorado (Aspen Skiing Company Project) 0.03% 4/1/16 (LOC - JPMorgan Chase Bank, N.A.)•	1,000,000	1,000,000
State of California 0.01% 5/1/40 (LOC - JPMorgan Chase Bank, N.A.)•	750,000	750,000

Total Short-Term Investments (cost $10,545,000)		10,545,000

Total Value of Securities – 100.03% (cost $728,609,350)		$770,867,955

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $1,200,421, which represents 0.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

(Unaudited)

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

FGIC – Insured by Financial Guaranty Insurance Company

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.70%

Corporate Revenue Bonds – 19.64%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	6,520,000	$5,605,309
6.875% 5/1/30	300,000	316,113
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	4,605,000	3,817,729
Series A-2 6.50% 6/1/47	8,405,000	7,519,869
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	4,965,600
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,089,610
Capital Trust Agency, Florida Revenue (Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,830,203
City of Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,042,487
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,605,757
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,054,080
County of Nez Perce, Idaho (Potlatch Project) 6.00% 10/1/24	1,285,000	1,285,270
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,510,000	1,371,835
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	5,000,000	3,770,500
Series A-1 5.75% 6/1/47	6,580,000	5,422,446
Houston, Texas Airport System Revenue (Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,088,020
Illinois Railsplitter Tobacco Settlement Authority 5.50% 6/1/23	2,010,000	2,323,681
6.00% 6/1/28	1,455,000	1,665,728
6.25% 6/1/24	2,635,000	2,920,502
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,297,060

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	$6,214,046
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	458,635
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,162,375
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	3,919,600
Series B 5.625% 11/15/30	1,270,000	1,270,000
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.50% 8/1/16 (AMT)	200,000	212,406
7.75% 8/1/31 (AMT)•	1,000,000	1,096,710
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	935,570
New York Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,151,120
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,828,100
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	3,000,000	3,154,260
5.25% 12/1/27	2,235,000	2,498,082
5.25% 12/1/28	1,050,000	1,155,672
5.50% 12/1/29	765,000	859,868
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,019,850
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,566,594
Tobacco Settlement Financing Corporation, New Jersey Series 1A 5.00% 6/1/41	13,030,000	10,018,373
Town of Shoals Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,658,703
TSASC, New York Revenue (Asset-Backed) Series 1 5.125% 6/1/42	485,000	382,524

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Tulsa, Oklahoma Municipal Airport Trust Revenue Series A 5.50% 6/1/35 (AMT)	2,000,000	$1,950,880

		103,505,167

Education Revenue Bonds – 18.65%
Arlington, Texas Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,070,470
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,240,564
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	1,885,000	1,806,094
California Municipal Finance Authority Revenue (Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,126,520
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,445,408
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,234,775
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,704,750
California School Finance Authority (New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,549,608
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,059,583
California Statewide Communities Development Authority Revenue (Aspire Public Schools Project) 6.00% 7/1/40	995,000	956,523
(California Baptist University Project) 7.50% 11/1/41	1,000,000	1,093,630
Series A 5.50% 11/1/38	2,000,000	1,850,140
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	981,380
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,508,700
Clifton, Texas Higher Education Finance Corporation Revenue (Idea Public Schools) 5.75% 8/1/41	1,000,000	1,042,280
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,073,200
Colorado Educational & Cultural Facilities Authority (Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,071,920
County of Kanawha West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,572,025

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
District of Columbia Revenue (KIPP Charter School) 6.00% 7/1/48	1,450,000	$1,535,086
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,272,550
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/27	2,800,000	2,576,140
5.125% 3/1/37	2,000,000	1,680,280
Hawaii State Department of Budget & Finance (Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,042,900
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	650,010
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,119,580
Illinois Finance Authority Revenue (Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,023,790
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,079,010
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,019,300
Iowa Higher Education Loan Authority Revenue (Private College Facilities) 6.00% 9/1/39	2,140,000	2,156,050
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,600,770
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,543,800
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,845,000	2,863,805
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,173,675
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,010,540

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Massachusetts Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	$1,052,560
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,835,118
Michigan Finance Authority Limited Obligation Revenue (Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	847,854
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,072,210
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,274,013
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	961,343
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,010,980
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,607,910
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,270,938
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,101,218
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30 #	1,000,000	1,033,830
Series A 144A 6.375% 9/1/40 #	500,000	520,625
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,310,231
(Edinboro University) 6.00% 7/1/42	1,000,000	1,003,830
(Foundation Indiana University) Series A 0.815% 7/1/39 (SGI)•	2,400,000	1,631,520
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,239,114
(Discovery Charter School Project) 5.875% 4/1/32	450,000	443,813
6.25% 4/1/37	200,000	200,740
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,014,570
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,445,424
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,025,130

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	$1,537,875
Phoenix, Arizona Industrial Development Authority Revenue (Choice Academies Project) 5.375% 9/1/32	1,000,000	893,730
5.625% 9/1/42	600,000	521,838
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,037,100
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,820,460
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	1,021,773
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	791,645
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,199,740
Texas A&M University Revenue Series B 5.00% 5/15/21	4,040,000	4,883,592
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,321,734
Wisconsin Public Finance Authority Revenue (Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	1,935,000
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,046,620
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	603,961

		98,252,895

Healthcare Revenue Bonds – 25.82%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,783,815
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,120,280
Series A 8.00% 10/1/46	1,500,000	1,677,045

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	$1,001,280
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,045,870
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39	3,500,000	3,870,580
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	900,000	1,050,957
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,038,330
California Statewide Communities Development Authority Revenue (BE Group) 7.25% 11/15/41	500,000	551,870
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,597,475
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,725,000	1,564,385
City of Rochester Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,601,925
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	910,340
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,500,000	2,481,575
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,007,691
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	507,910
Cumberland County, Pennsylvania Municipal Authority Revenue (Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,457,616
(Diakon Lutheran Ministries Project) 5.00% 1/1/36	1,000,000	1,003,610
6.375% 1/1/39	1,000,000	1,067,690

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	$3,826,463
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,108,380
Florida Development Finance (UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,464,846
Hanover County, Virginia Economic Development Authority Residential Care Revenue (Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,481,048
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,311,188
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,126,700
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,032,380
Illinois Finance Authority Revenue (Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,576,530
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,561,810
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,224,540
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	3,934,334
Indiana Finance Authority Hospital Revenue (King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	997,000
Indiana Finance Authority Revenue (Marquette Project) 5.00% 3/1/39	1,250,000	1,203,388
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,207,800
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System) Series A 6.50% 3/1/45	1,000,000	1,063,650
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,195,863
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,872,990
Lake County, Florida Individual Development Revenue (Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,762,460

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	$735,505
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	1,001,660
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,916,284
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,050,500
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45	3,000,000	3,164,370
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,841,712
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,021,960
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors Community Hospital) 5.75% 7/1/38	1,500,000	1,461,540
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,573,203
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,062,090
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,520,150
Muskingum County, Ohio Hospital Facilities Revenue (Genesis Healthcare System Project) 5.00% 2/15/44	3,000,000	2,439,660
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,476,034
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Services) Series A 4.00% 7/1/26	980,000	971,954
Series A 5.00% 7/1/25	235,000	254,639
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	880,520
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,824,875
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,252,760

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	$4,938,500
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,531,005
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	961,560
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	500,000	453,705
Onondaga, New York Civic Development Revenue (St. Joseph Hospital Health Center) 4.50% 7/1/32	1,000,000	859,900
5.00% 7/1/16	1,000,000	1,022,760
5.00% 7/1/17	1,945,000	2,000,569
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	4,000,000	3,536,920
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,208,405
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,809,620
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,522,800
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,053,125
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	966,322
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/30	1,420,000	1,484,383
7.125% 11/1/43	2,500,000	2,529,225
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,050,330
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39	500,000	531,300

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	$2,048,120
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	612,668
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	508,310
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,084,720
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,045,000
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,364,225
Wayzata, Minnesota Senior Housing Revenue (Folkestone Senior Living Community) Series A 5.50% 11/1/32	270,000	274,779
Series A 5.75% 11/1/39	600,000	613,374
Series A 6.00% 5/1/47	920,000	951,105
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,642,810
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue (Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,002,700
Wisconsin Health & Educational Facilities Authority Revenue (Sauk-Prairie Memorial Hospital Inc.) Series A 5.125% 2/1/38	1,885,000	1,708,979

		136,058,249

Housing Revenue Bonds – 1.14%
California Municipal Finance Authority Mobile Home Park Revenue (Senior - Caritas Projects) Senior Series A 6.40% 8/15/45	1,820,000	1,905,831
Series A 5.50% 8/15/47	1,500,000	1,535,070
City of Williston North Dakota (Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,538,490

		5,979,391

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 5.31%
California Municipal Finance Authority Revenue (Goodwill Industry Sacramento Valley and Northern Nevada Project) Series A 6.625% 1/1/32	500,000	$518,795
Series A 6.875% 1/1/42	1,500,000	1,558,665
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,782,844
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	950,000	990,394
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,303,659
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II) 5.75% 10/1/31 (AMT)	3,775,000	3,544,423
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	3,567,280
Tobacco Settlement Financing Authority Revenue (Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,214,232
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	8,391,322
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,130,430

		28,002,044

Local General Obligation Bonds – 2.13%
City of New York, New York Series E 5.00% 8/1/20	3,615,000	4,318,479
County of Prince George’s, Maryland (Construction Public Improvement) Series B 5.00% 9/15/20	3,190,000	3,873,585
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	3,049,637

		11,241,701

Pre-Refunded Bonds – 0.65%§
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19	285,000	369,864
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project) Series A 5.50% 12/1/24-14	720,000	730,022
New Jersey State Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34-14	965,000	981,222

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds§ (continued)
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19	1,000,000	$1,318,580

		3,399,688

Resource Recovery Revenue Bonds – 0.86%
Mission Economic Development Corporation, Texas Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,035,890
Phoenix, Arizona Industrial Development Authority Revenue (Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	3,550,000	3,471,687

		4,507,577

Special Tax Revenue Bonds – 9.30%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	1,475,000	1,390,999
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,805,075
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	974,220
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.25% 7/15/40	5,500,000	5,903,755
6.50% 7/15/30	1,175,000	1,291,983
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,314,482
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,033,020
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 @‡	1,000,000	519,460
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	470,000	361,660
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	234,150

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	$1,681,395
Nampa Development Corporation, Idaho Revenue 144A 5.00% 9/1/31 #	2,940,000	2,993,008
5.90% 3/1/30	2,000,000	2,131,360
New Jersey Transportation Trust Fund Authority Revenue (Transportation Program) Series AA 5.00% 6/15/44	1,825,000	1,906,997
New York City Transitional Finance Authority Future Tax Secured Revenue (Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,832,150
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,013,540
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,161,360
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,887,129
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,079,560
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	2,781,883
Overland Park, Kansas Special Obligation Revenue (Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,753,070
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,051,760
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,420
Roseville Westpark, California Community Facilities District No. 1 (Public Facilities) 5.25% 9/1/37	600,000	584,712
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series A 5.375% 11/1/24 @	1,000,000	1,002,770
Series A 5.50% 11/1/27 @	500,000	500,415
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,231,632

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue 5.65% 5/1/37	910,000	$921,229
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation) Sales Tax Subordinate Lien 6.07% 6/1/21 ^	675,000	464,407

		49,007,601

State General Obligation Bonds – 2.20%
State of Hawaii Series EH 5.00% 8/1/20	5,000,000	6,016,200
State of Minnesota (Trunk Highway) Series B 5.00% 10/1/21	2,600,000	3,167,762
State of New York Series A 5.25% 2/15/24	2,000,000	2,419,880

		11,603,842

Transportation Revenue Bonds – 8.36%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	1,890,000	2,003,835
Subordinate Lien 6.75% 1/1/41	1,000,000	1,105,750
Foothill-Eastern Transportation Corridor Agency, California Series A 5.75% 1/15/46	5,000,000	5,210,050
Series A 6.00% 1/15/49	5,440,000	5,742,464
Houston, Texas Airport System Revenue Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,089,590
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,441,538
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	2,765,000	3,243,373
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,149,979
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48	1,000,000	1,035,680
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,134,530
San Francisco, California City & County Airports Commission Series A 5.50% 5/1/27 (AMT)	1,915,000	2,138,538
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,236,398

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure) 7.00% 6/30/40	7,000,000	$7,925,610
7.50% 6/30/33	500,000	579,200
(NTE Mobility) 6.75% 6/30/43	1,815,000	1,988,278
6.875% 12/31/39	4,055,000	4,516,865
7.00% 12/31/38	1,335,000	1,492,223

		44,033,901

Water & Sewer Revenue Bonds – 3.64%
County of Jefferson, Alabama Sewer Revenue (Sub Lien-Warrants) Series D 6.50% 10/1/53	7,500,000	7,706,175
Series D 7.00% 10/1/51	5,000,000	5,455,700
New York State Environmental Facilities (Revolving Funds - New York City Municipal Water) Series D 5.00% 6/15/20	5,000,000	6,011,800

		19,173,675

Total Municipal Bonds (cost $505,190,687)		514,765,731

Total Value of Securities – 97.70% (cost $505,190,687)		$514,765,731

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $9,513,063 which represented 1.81% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $2,022,645, which represented 0.38% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

Summary of abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

February 28, 2014 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$549,089,461	$760,322,955	$514,765,731
Short-term investments, at value[2]	3,150,000	10,545,000	—
Cash	641,298	—	518,403
Interest receivable	7,019,049	8,879,576	7,279,172
Receivable for securities sold	1,565,375	9,359,769	2,631,765
Receivable for fund shares sold	655,900	1,842,901	10,044,465

Total assets	562,121,083	790,950,201	535,239,536

Liabilities:
Cash overdraft	—	32,064	—
Payable for securities purchased	5,219,060	18,017,562	6,105,589
Payable for fund shares redeemed	790,380	1,339,375	1,429,650
Income distribution payable	351,026	353,868	385,278
Investment management fees payable	165,099	249,980	152,555
Other accrued expenses	118,302	217,301	130,601
Distribution fees payable	118,085	87,448	83,109
Other affiliates payable	37,721	41,304	44,619
Trustees’ fees and expenses payable	3,651	5,027	3,346

Total liabilities	6,803,324	20,343,929	8,334,747

Total Net Assets	$555,317,759	$770,606,272	$526,904,789

Net Assets Consist of:
Paid-in capital	$522,737,008	$739,519,511	$532,288,243
Undistributed (distributions in excess of) net investment income	(420,689)	16,249	34,806
Accumulated net realized loss on investments	(5,065,342)	(11,188,093)	(14,993,304)
Net unrealized appreciation of investments	38,066,782	42,258,605	9,575,044

Total Net Assets	$555,317,759	$770,606,272	$526,904,789

[1]Investments, at cost	$511,022,679	$718,064,350	$505,190,687
[2]Short-term investments, at cost	3,150,000	10,545,000	—

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value

Class A:
Net assets	$509,031,438	$365,167,549	$194,535,123
Shares of beneficial interest outstanding, unlimited authorization, no par	44,020,241	30,399,546	19,210,670
Net asset value per share	$11.56	$12.01	$10.13
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.10	$12.35	$10.61

Class B:
Net assets	$771,195	$4,939	$291,369
Shares of beneficial interest outstanding, unlimited authorization, no par	66,731	411.60	28,721
Net asset value per share	$11.56	$12.00	$10.14

Class C:
Net assets	$29,842,824	$59,190,148	$62,544,089
Shares of beneficial interest outstanding, unlimited authorization, no par	2,580,180	4,930,172	6,150,861
Net asset value per share	$11.57	$12.01	$10.17

Institutional Class:
Net assets	$15,672,302	$346,243,636	$269,534,208
Shares of beneficial interest outstanding, unlimited authorization, no par	1,345,277	28,547,491	26,371,406
Net asset value per share	$11.65	$12.13	$10.22

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2014 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$13,168,027	$13,770,889	$12,732,229

Expenses:
Management fees	1,510,451	1,854,843	1,303,230
Distribution expenses – Class A	641,299	476,147	237,583
Distribution expenses – Class B	4,351	52	2,085
Distribution expenses – Class C	154,955	307,703	323,597
Dividend disbursing and transfer agent fees and expenses	244,188	388,143	209,641
Accounting and administration expenses	103,158	140,388	87,914
Registration fees	35,525	60,718	67,414
Legal fees	27,895	38,064	22,033
Reports and statements to shareholders	21,385	35,164	19,119
Audit and tax	17,167	17,168	17,168
Trustees’ fees and expenses	14,956	20,408	12,727
Custodian fees	6,995	8,491	5,168
Other	18,726	24,543	19,863

	2,801,051	3,371,832	2,327,542
Less expenses waived	(445,664)	(320,338)	(342,707)
Less waived distribution expenses – Class A	(20,591)	(198,829)	—
Less waived distribution expenses – Class B	(3,263)	(45)	(1,564)
Less expense paid indirectly	(128)	(110)	(65)

Total operating expenses	2,331,405	2,852,510	1,983,206

Net Investment Income	10,836,622	10,918,379	10,749,023

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(4,895,631)	(5,675,292)	(5,215,568)
Net change in unrealized appreciation (depreciation) of investments	25,821,549	26,195,443	28,844,640

Net Realized and Unrealized Gain	20,925,918	20,520,151	23,629,072

Net Increase in Net Assets Resulting from Operations	$31,762,540	$31,438,530	$34,378,095

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,836,622	$24,470,380
Net realized gain (loss)	(4,895,631)	650,101
Net change in unrealized appreciation (depreciation)	25,821,549	(56,788,332)

Net increase (decrease) in net assets resulting from operations	31,762,540	(31,667,851)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,000,172)	(22,428,163)
Class B	(17,099)	(42,651)
Class C	(493,964)	(1,182,623)
Institutional Class	(325,386)	(878,942)

Net realized gain:
Class A	—	(3,943,079)
Class B	—	(9,580)
Class C	—	(252,231)
Institutional Class	—	(129,211)

	(10,836,621)	(28,866,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,897,106	51,732,093
Class C	1,371,965	9,662,948
Institutional Class	3,340,618	14,585,085

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$8,470,207	$21,200,798
Class B	11,409	35,033
Class C	409,992	1,126,428
Institutional Class	230,824	770,706

	28,732,121	99,113,091

Cost of shares redeemed:
Class A	(53,474,937)	(102,831,446)
Class B	(288,168)	(736,734)
Class C	(6,615,212)	(10,415,684)
Institutional Class	(5,481,492)	(14,344,638)

	(65,859,809)	(128,328,502)

Decrease in net assets derived from capital share transactions	(37,127,688)	(29,215,411)

Net Decrease in Net Assets	(16,201,769)	(89,749,742)

Net Assets:
Beginning of period	571,519,528	661,269,270

End of period	$555,317,759	$571,519,528

Distributions in excess of net investment income	$(420,689)	$(420,690)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,918,379	$24,525,318
Net realized gain (loss)	(5,675,292)	2,103,125
Net change in unrealized appreciation (depreciation)	26,195,443	(53,424,815)

Net increase (decrease) in net assets resulting from operations	31,438,530	(26,796,372)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,365,308)	(12,370,714)
Class B	(170)	(1,250)
Class C	(631,763)	(1,479,921)
Institutional Class	(4,921,138)	(10,673,419)

	(10,918,379)	(24,525,304)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,006,768	128,625,350
Class B	7,726	—
Class C	3,768,246	15,000,790
Institutional Class	99,471,773	165,989,432

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$4,766,549	$10,926,273
Class B	190	1,193
Class C	580,189	1,241,156
Institutional Class	2,314,496	5,524,787

	149,915,937	327,308,981

Cost of shares redeemed:
Class A	(80,549,949)	(187,663,361)
Class B	(40,355)	(26,358)
Class C	(11,714,882)	(22,891,363)
Institutional Class	(123,601,905)	(122,854,259)

	(215,907,091)	(333,435,341)

Decrease in net assets derived from capital share transactions	(65,991,154)	(6,126,360)

Net Decrease in Net Assets	(45,471,003)	(57,448,036)

Net Assets:
Beginning of period	816,077,275	873,525,311

End of period	$770,606,272	$816,077,275

Undistributed net investment income	$16,249	$16,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,749,023	$20,925,173
Net realized loss	(5,215,568)	(6,365,278)
Net change in unrealized appreciation (depreciation)	28,844,640	(51,403,696)

Net increase (decrease) in net assets resulting from operations	34,378,095	(36,843,801)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,325,796)	(10,374,871)
Class B	(9,549)	(24,213)
Class C	(1,231,783)	(2,802,765)
Institutional Class	(5,157,485)	(7,681,237)

	(10,724,613)	(20,883,086)

Capital Share Transactions:
Proceeds from shares sold:
Class A	31,331,239	116,090,432
Class B	29	246
Class C	6,794,718	32,493,321
Institutional Class	168,176,720	204,957,801

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,730,405	$8,770,101
Class B	8,195	17,998
Class C	1,088,869	2,333,691
Institutional Class	3,913,240	4,422,902

	215,043,415	369,086,492

Cost of shares redeemed:
Class A	(50,853,677)	(126,538,150)
Class B	(286,291)	(176,390)
Class C	(18,368,998)	(25,438,495)
Institutional Class	(78,871,679)	(147,516,929)

	(148,380,645)	(299,669,964)

Increase in net assets derived from capital share transactions	66,662,770	69,416,528

Net Increase in Net Assets	90,316,252	11,689,641

Net Assets:
Beginning of period	436,588,537	424,898,896

End of period	$526,904,789	$436,588,537

Undistributed net investment income	$34,806	$10,396

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1] (Unaudited)	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.140	$12.260	$11.300	$11.630	$10.890	$10.970

0.221	0.456	0.484	0.503	0.522	0.479
0.420	(1.039)	0.959	(0.330)	0.740	(0.081)

0.641	(0.583)	1.443	0.173	1.262	0.398

(0.221)	(0.457)	(0.483)	(0.503)	(0.522)	(0.478)
—	(0.080)	—	—	—	—

(0.221)	(0.537)	(0.483)	(0.503)	(0.522)	(0.478)

$11.560	$11.140	$12.260	$11.300	$11.630	$10.890

5.81%	(5.02% )	13.01%	1.65%	11.85%	3.91%

$509,032	$519,986	$604,415	$589,175	$581,931	$536,420
0.80%	0.80%	0.80%	0.80%	0.80%	0.84%
0.97%	0.99%	0.93%	0.94%	0.95%	0.97%
3.95%	3.76%	4.11%	4.52%	4.64%	4.60%
3.78%	3.57%	3.98%	4.38%	4.49%	4.47%
19%	40%	52%	49%	32%	66%

Financial highlights

Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.130	$12.260	$11.290	$11.620	$10.880	$10.960

0.220	0.392	0.395	0.418	0.437	0.399
0.430	(1.049)	0.969	(0.330)	0.740	(0.080)

0.650	(0.657)	1.364	0.088	1.177	0.319

(0.220)	(0.393)	(0.394)	(0.418)	(0.437)	(0.399)
—	(0.080)	—	—	—	—

(0.220)	(0.473)	(0.394)	(0.418)	(0.437)	(0.399)

$11.560	$11.130	$12.260	$11.290	$11.620	$10.880

5.90%	(5.60% )	12.27%	0.89%	11.01%	3.13%

$771	$1,017	$1,827	$2,682	$5,373	$8,168
0.81%	1.34%	1.56%	1.56%	1.56%	1.60%
1.72%	1.70%	1.69%	1.70%	1.71%	1.73%
3.94%	3.22%	3.35%	3.76%	3.88%	3.84%
3.03%	2.86%	3.22%	3.62%	3.73%	3.71%
19%	40%	52%	49%	32%	66%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.140	$12.270	$11.300	$11.630	$10.890	$10.970

0.179	0.364	0.395	0.419	0.437	0.399
0.430	(1.048)	0.969	(0.330)	0.740	(0.080)

0.609	(0.684)	1.364	0.089	1.177	0.319

(0.179)	(0.366)	(0.394)	(0.419)	(0.437)	(0.399)
—	(0.080)	—	—	—	—

(0.179)	(0.446)	(0.394)	(0.419)	(0.437)	(0.399)

$11.570	$11.140	$12.270	$11.300	$11.630	$10.890

5.51%	(5.82% )	12.26%	0.88%	11.00%	3.13%

$29,843	$33,509	$36,840	$30,552	$30,302	$20,542
1.56%	1.56%	1.56%	1.56%	1.56%	1.60%
1.72%	1.70%	1.69%	1.70%	1.71%	1.73%
3.19%	3.00%	3.35%	3.76%	3.88%	3.84%
3.03%	2.86%	3.22%	3.62%	3.73%	3.71%
19%	40%	52%	49%	32%	66%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

	Year ended
Six months ended	8/31/13	8/31/12	8/31/11	8/31/10	12/31/08[2]
2/28/14[1]					to
(Unaudited)					8/31/09
$11.220	$12.360	$11.380	$11.720	$10.890	$10.020

0.236	0.490	0.517	0.534	0.549	0.322
0.430	(1.060)	0.979	(0.340)	0.830	0.870

0.666	(0.570)	1.496	0.194	1.379	1.192

(0.236)	(0.490)	(0.516)	(0.534)	(0.549)	(0.322)
—	(0.080)	—	—	—	—

(0.236)	(0.570)	(0.516)	(0.534)	(0.549)	(0.322)

$11.650	$11.220	$12.360	$11.380	$11.720	$10.890

6.00%	(4.89% )	13.41%	1.83%	12.84%	12.15%

$15,672	$17,008	$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.56%	0.56%	0.60%
0.72%	0.70%	0.69%	0.70%	0.71%	0.73%
4.19%	4.00%	4.35%	4.76%	4.88%	4.84%
4.03%	3.86%	4.22%	4.62%	4.73%	4.71%
19%	40%	52%	49%	32%	66% [4]

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1]	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.690	$12.410	$11.850	$12.110	$11.460	$11.250

0.170	0.344	0.362	0.381	0.423	0.388
0.320	(0.720)	0.560	(0.260)	0.650	0.210

0.490	(0.376)	0.922	0.121	1.073	0.598

(0.170)	(0.344)	(0.362)	(0.381)	(0.423)	(0.388)

(0.170)	(0.344)	(0.362)	(0.381)	(0.423)	(0.388)

$12.010	$11.690	$12.410	$11.850	$12.110	$11.460

4.22%	(3.13% )	7.89%	1.10%	9.53%	5.49%

$365,167	$391,923	$464,540	$444,780	$481,004	$459,782
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
0.94%	0.97%	0.97%	0.98%	1.00%	1.03%
2.90%	2.79%	2.98%	3.27%	3.59%	3.51%
2.71%	2.57%	2.76%	3.04%	3.34%	3.23%
24%	23%	39%	43%	27%	47%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1]	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.680	$12.390	$11.840	$12.100	$11.450	$11.240

0.169	0.286	0.259	0.282	0.324	0.294
0.320	(0.710)	0.550	(0.260)	0.650	0.210

0.489	(0.424)	0.809	0.022	0.974	0.504

(0.169)	(0.286)	(0.259)	(0.282)	(0.324)	(0.294)

(0.169)	(0.286)	(0.259)	(0.282)	(0.324)	(0.294)

$12.000	$11.680	$12.390	$11.840	$12.100	$11.450

4.22%	(3.50% )	6.90%	0.25%	8.62%	4.61%

$5	$37	$65	$249	$511	$861
0.75%	1.22%	1.60%	1.60%	1.60%	1.60%
1.69%	1.67%	1.67%	1.68%	1.70%	1.73%
2.90%	2.32%	2.13%	2.42%	2.74%	2.66%
1.96%	1.87%	2.06%	2.34%	2.64%	2.53%
24%	23%	39%	43%	27%	47%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/14[1]	Year ended
	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.690	$12.400	$11.850	$12.110	$11.450	$11.240

0.120	0.239	0.258	0.282	0.323	0.294
0.320	(0.710)	0.550	(0.260)	0.660	0.210

0.440	(0.471)	0.808	0.022	0.983	0.504

(0.120)	(0.239)	(0.258)	(0.282)	(0.323)	(0.294)

(0.120)	(0.239)	(0.258)	(0.282)	(0.323)	(0.294)

$12.010	$11.690	$12.400	$11.850	$12.110	$11.450

3.78%	(3.87% )	6.89%	0.25%	8.70%	4.60%

$59,190	$64,904	$75,887	$60,398	$65,343	$40,232
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.67%	1.67%	1.68%	1.70%	1.73%
2.05%	1.94%	2.13%	2.42%	2.74%	2.66%
1.96%	1.87%	2.06%	2.34%	2.64%	2.53%
24%	23%	39%	43%	27%	47%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

	Year ended
Six months ended 2/28/14[1] (Unaudited)	8/31/13	8/31/12	8/31/11	8/31/10	12/31/08[2] to 8/31/09
$11.810	$12.530	$11.970	$12.230	$11.460	$10.800

0.180	0.366	0.384	0.402	0.424	0.269
0.320	(0.720)	0.560	(0.260)	0.770	0.660

0.500	(0.354)	0.944	0.142	1.194	0.929

(0.180)	(0.366)	(0.384)	(0.402)	(0.424)	(0.269)

(0.180)	(0.366)	(0.384)	(0.402)	(0.424)	(0.269)

$12.130	$11.810	$12.530	$11.970	$12.230	$11.460

4.27%	(2.92% )	8.00%	1.28%	10.62%	8.68%

$346,244	$359,213	$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.67%	0.67%	0.68%	0.70%	0.73%
3.05%	2.94%	3.13%	3.42%	3.74%	3.65%
2.96%	2.87%	3.06%	3.34%	3.64%	3.52%
24%	23%	39%	43%	27%	47%[4]

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1] (Unaudited)	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$9.640	$10.750	$9.620	$10.090	$8.920	$9.510

0.222	0.449	0.496	0.479	0.513	0.505
0.489	(1.110)	1.127	(0.474)	1.169	(0.595)

0.711	(0.661)	1.623	0.005	1.682	(0.090)

(0.221)	(0.449)	(0.493)	(0.475)	(0.512)	(0.500)

(0.221)	(0.449)	(0.493)	(0.475)	(0.512)	(0.500)

$10.130	$9.640	$10.750	$9.620	$10.090	$8.920

7.46%	(6.47% )	17.28%	0.23%	19.29%	(0.38% )

$194,535	$200,988	$228,829	$140,629	$139,628	$68,812
0.85%	0.85%	0.85%	0.85%	0.85%	0.90%
0.99%	0.99%	0.99%	1.01%	1.04%	1.08%
4.52%	4.18%	4.83%	5.03%	5.24%	6.06%
4.38%	4.04%	4.69%	4.87%	5.05%	5.88%
22%	46%	34%	57%	37%	67%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1] (Unaudited)	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$9.660	$10.770	$9.640	$10.110	$8.940	$9.530

0.222	0.375	0.421	0.408	0.442	0.440
0.480	(1.110)	1.127	(0.474)	1.169	(0.592)

0.702	(0.735)	1.548	(0.066)	1.611	(0.152)

(0.222)	(0.375)	(0.418)	(0.404)	(0.441)	(0.438)

(0.222)	(0.375)	(0.418)	(0.404)	(0.441)	(0.438)

$10.140	$9.660	$10.770	$9.640	$10.110	$8.940

7.34%	(7.10% )	16.39%	(0.51% )	18.37%	(1.11% )

$292	$550	$775	$768	$1,118	$1,448
0.85%	1.55%	1.60%	1.60%	1.60%	1.65%
1.74%	1.74%	1.74%	1.76%	1.79%	1.83%
4.52%	3.48%	4.08%	4.28%	4.49%	5.31%
3.63%	3.29%	3.94%	4.12%	4.30%	5.13%
22%	46%	34%	57%	37%	67%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$9.680	$10.800	$9.660	$10.130	$8.960	$9.550

0.186	0.370	0.422	0.409	0.442	0.441
0.490	(1.120)	1.137	(0.474)	1.169	(0.592)

0.676	(0.750)	1.559	(0.065)	1.611	(0.151)

(0.186)	(0.370)	(0.419)	(0.405)	(0.441)	(0.439)

(0.186)	(0.370)	(0.419)	(0.405)	(0.441)	(0.439)

$10.170	$9.680	$10.800	$9.660	$10.130	$8.960

7.05%	(7.21% )	16.47%	(0.51% )	18.33%	(1.11% )

$62,544	$69,889	$69,634	$44,497	$36,384	$7,770
1.60%	1.60%	1.60%	1.60%	1.60%	1.65%
1.74%	1.74%	1.74%	1.76%	1.79%	1.83%
3.77%	3.43%	4.08%	4.28%	4.49%	5.31%
3.63%	3.29%	3.94%	4.12%	4.30%	5.13%
22%	46%	34%	57%	37%	67%

85

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

	Year ended				12/31/08[2]
Six months ended	8/31/13	8/31/12	8/31/11	8/31/10
2/28/14[1]					to
(Unaudited)					8/31/09
$9.730	$10.850	$9.710	$10.190	$8.930	$7.590

0.236	0.480	0.527	0.506	0.534	0.342
0.489	(1.120)	1.137	(0.484)	1.259	1.338

0.725	(0.640)	1.664	0.022	1.793	1.680

(0.235)	(0.480)	(0.524)	(0.502)	(0.533)	(0.340)

(0.235)	(0.480)	(0.524)	(0.502)	(0.533)	(0.340)

$10.220	$9.730	$10.850	$9.710	$10.190	$8.930

7.54%	(6.23% )	17.57%	0.41%	20.55%	22.55%

$269,534	$165,162	$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.60%	0.60%	0.65%
0.74%	0.74%	0.74%	0.76%	0.79%	0.85%
4.77%	4.43%	5.08%	5.28%	5.49%	6.41%
4.63%	4.29%	4.94%	5.12%	5.30%	6.21%
22%	46%	34%	57%	37%	67%[4]

Notes to financial statements
Delaware Investments® National Tax-Free Funds	February 28, 2014 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2.00% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2014.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$128	$110	$65

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2013 through Feb. 28, 2014.1 For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,398	$18,238	$11,453

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend and disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amounts charged by DSC was as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$61,183	$83,283	$52,294

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B shares and C shares for all the Funds. Effective Oct. 1, 2013, the Delaware Tax-Free USA Intermediate Fund pays DDLP an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. Prior to Oct. 1, 2013, the Delaware Tax-Free USA Intermediate Fund paid an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees from Sept. 1, 2013 through Feb. 28, 2014 in order to limit distribution and service fees of Class A shares and Class B shares to 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.2 DDLP has contracted to waive distribution and service fees from Sept. 1, 2013 through

Notes to financial statements

Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Feb. 28, 2014 in order to limit distribution and service fees of Class B shares to 0.25% of average daily net assets for the Delaware Tax-Free USA Fund3 and the Delaware National High-Yield Municipal Bond Fund.4

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal legal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to each Fund. For the six months ended Feb. 28, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$8,443	$11,525	$7,119

For the six months ended Feb. 28, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$5,737	$2,964	$10,710

For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class C	$311	$708	$1

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

1The contractual waiver period was Dec. 27, 2013 through Dec. 29, 2014.

2The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014 for the Class A shares and March 1, 2013 through Dec. 29, 2014 for the Class B shares.

3The contractual waiver period was May 1, 2013 through Dec. 29, 2014.

4The contractual waiver period was Aug. 1, 2013 through Dec. 29, 2014.

3. Investments

For the six months ended Feb. 28, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$108,295,558	$179,601,572	$170,163,493
Sales	136,561,659	232,469,758	105,092,562

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Cost of Investments	$514,172,679	$728,609,350	$505,190,687

Aggregate unrealized appreciation	$40,894,279	$43,868,397	$18,849,057
Aggregate unrealized depreciation	(2,827,497)	(1,609,792)	(9,274,013)

Net unrealized appreciation (depreciation)	$38,066,782	$42,258,605	$9,575,044

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735

Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements

Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$83,847	$—
Delaware National High-Yield Municipal Bond Fund	8,043,373	1,239,087

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

Delaware Tax-Free USA Fund
Level 2
Municipal Bonds	$549,089,461
Short-Term Investments	3,150,000

Total	$552,239,461

Delaware Tax-Free USA Intermediate Fund
Level 2
Municipal Bonds	$760,322,955
Short-Term Investments	10,545,000

Total	$770,867,955

Delaware National High-Yield Municipal Bond Fund
Level 2
Municipal Bonds	$514,765,731

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Shares sold:
Class A	1,319,339	4,276,005	3,296,018	10,468,416	3,170,279	10,716,787
Class B	—	—	654	—	4	22
Class C	121,391	791,241	318,737	1,212,566	685,538	2,981,452
Institutional Class	292,329	1,185,800	8,315,060	13,329,136	16,948,405	19,117,573

Notes to financial statements

Delaware Investments® National Tax-Free Funds

4. Capital Shares (continued)

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Shares issued upon reinvestment of dividends and distributions:
Class A	747,736	1,747,826	402,410	889,383	378,449	822,229
Class B	1,009	2,887	16	97	831	1,686
Class C	36,188	92,836	48,995	101,194	110,022	218,364
Institutional Class	20,234	63,123	193,450	446,271	392,545	413,973

	2,538,226	8,159,718	12,575,340	26,447,063	21,686,073	34,272,086

Shares redeemed:
Class A	(4,735,794)	(8,619,683)	(6,817,619)	(15,279,657)	(5,186,823)	(11,975,751)
Class B	(25,608)	(60,658)	(3,457)	(2,168)	(29,026)	(16,808)
Class C	(585,481)	(879,323)	(991,453)	(1,879,390)	(1,864,485)	(2,430,451)
Institutional Class	(483,055)	(1,205,157)	(10,387,133)	(9,932,491)	(7,944,302)	(14,138,037)

	(5,829,938)	(10,764,821)	(18,199,662)	(27,093,706)	(15,024,636)	(28,561,047)

For the six months ended Feb. 28, 2014 and the year ended Aug. 31, 2013, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and in the statements of changes in net assets.

	Class B Shares	Six months ended 2/28/14 Class A Shares	Value	Class B Shares	Year ended 8/31/13 Class A Shares	Value
Delaware Tax-Free USA Fund	9,349	9,353	$105,059	16,804	16,807	$204,143
Delaware Tax-Free USA Intermediate Fund	33	33	385	87	86	1,063
Delaware National High-Yield Municipal Bond Fund	4,978	4,983	48,687	4,128	4,138	44,736

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Geographic, Credit and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2014, 3.50% of the Delaware Tax-Free USA Fund’s net assets, 4.34% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 0.98% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the schedules of investments.

As of Feb. 28, 2014, the Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New Jersey, and New York which constituted approximately 10.23%, 10.71% and 18.73%, respectively, of the Fund’s net assets. As of Feb. 28, 2014, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.81% and 16.85%, respectively, of the Fund’s net assets. As of Feb. 28, 2014, the Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.67% and 11.15%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees,

Notes to financial statements

Delaware Investments® National Tax-Free Funds

6. Geographic, Credit and Market Risks (continued)

insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the schedules of investments.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA	Janet L. Yeomans
Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA	Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2014